CASH FLOW – OTHER ITEMS	6 Months Ended
Jun. 30, 2025
Cash flow statement [Abstract]
Cash Flow - Other Items
11 ■ Cash Flow - Other Items

Operating Cash Flows – Other Items	For the three months ended June 30		For the six months ended June 30
	2025	2024	2025	2024
Adjustments for non-cash income statement items:
Loss on non-hedge derivatives	$1	$—	$1	$—
Loss (gain) on warrant investments at FVPL	(1)	1	($1)	$3
Litigation settlement accruals	—	—	91	—
Tax interest and penalties	—	61	—	61
Share-based compensation expense	27	5	69	18
Change in estimate of rehabilitation costs at closed mines	(17)	(15)	(7)	(27)
Inventory impairment charges	—	8	1	22
Non-cash revenue recognized on Pueblo Viejo gold and silver streaming agreement	(8)	(9)	(15)	(16)
Change in other assets and liabilities	(66)	(34)	(108)	(43)
Settlement of share-based compensation	—	(7)	(53)	(46)
Settlement of rehabilitation obligations	(39)	(39)	(90)	(71)
Other operating activities	($103)	($29)	($112)	($99)
Cash flow arising from changes in:
Accounts receivable	($216)	$42	($204)	$81
Inventory	2	40	(65)	12
Value added taxes receivable[1]	(36)	(52)	(96)	(151)
Other current assets	(15)	(12)	(17)	(13)
Accounts payable	64	91	40	(50)
Other current liabilities	72	3	108	(8)
Change in working capital	($129)	$112	($234)	($129)
[1] Excludes $58 million (Q2 2024: $12 million) for Q2 2025 and $75 million (YTD 2024: $29 million) for YTD 2025 of VAT receivables that were settled against offsetting of income taxes payable and $4 million (Q2 2024: $8 million) for Q2 2025 and $48 million (YTD 2024: $8 million) for YTD 2025 of VAT receivables that were settled against offsetting of other duties and liabilities.